Intangible Assets (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Statement [Line Items]
Cost, Beginning balance		$ 1,149,174	$ 9,286,451
Cost, Addition	$ 86,462
Cost, Acquisition (Notes 6(a) and 6(b))	11,362,000
Cost, Impairment	(12,597,636)		(8,202,900)
Cost, Effect of foreign exchange rate changes			65,623
Cost, Ending balance			1,149,174
Accumulated Amortization and Impairment Losses, Beginning balance	348,117		936,629
Accumulated Amortization and Impairment Losses, Amortization	132,611		983,464
Accumulated Amortization and Impairment Losses, Impairment	(480,728)		(1,577,654)
Accumulated Amortization and Impairment Losses, Effect of foreign exchange rate changes			5,678
Accumulated Amortization and Impairment Losses, Ending balance			348,117
Net Book Value			801,058
RTIC Patents [Member]
Statement [Line Items]
Cost, Beginning balance			8,137,277
Cost, Impairment			(8,202,900)
Cost, Effect of foreign exchange rate changes			65,623
Accumulated Amortization and Impairment Losses, Beginning balance			751,686
Accumulated Amortization and Impairment Losses, Amortization			820,290
Accumulated Amortization and Impairment Losses, Impairment			(1,577,654)
Accumulated Amortization and Impairment Losses, Effect of foreign exchange rate changes			5,678
Thrudermic Non-Patented Technology [Member]
Statement [Line Items]
Cost, Beginning balance		830,000	830,000
Cost, Impairment	(830,000)	0	0
Cost, Ending balance			830,000
Accumulated Amortization and Impairment Losses, Beginning balance	157,325		74,325
Accumulated Amortization and Impairment Losses, Amortization	62,079		83,000
Accumulated Amortization and Impairment Losses, Impairment	(219,404)
Accumulated Amortization and Impairment Losses, Ending balance			157,325
Net Book Value			672,675
BiPhasix Licence Member
Statement [Line Items]
Cost, Beginning balance		319,174	319,174
Cost, Impairment	(319,174)	$ 0	0
Cost, Ending balance			319,174
Accumulated Amortization and Impairment Losses, Beginning balance	190,792		110,618
Accumulated Amortization and Impairment Losses, Amortization	59,681		80,174
Accumulated Amortization and Impairment Losses, Impairment	(250,473)
Accumulated Amortization and Impairment Losses, Ending balance			190,792
Net Book Value			$ 128,383
MM-001 Patents and IPR&D [Member]
Statement [Line Items]
Cost, Acquisition (Notes 6(a) and 6(b))	9,159,000
Cost, Impairment	(9,159,000)
MM-003 IPR&D [Member]
Statement [Line Items]
Cost, Acquisition (Notes 6(a) and 6(b))	2,203,000
Cost, Impairment	(2,203,000)
Solmic Patents [Member]
Statement [Line Items]
Cost, Addition	86,462
Cost, Impairment	(86,462)
Accumulated Amortization and Impairment Losses, Amortization	10,851
Accumulated Amortization and Impairment Losses, Impairment	$ (10,851)